Loans and borrowings (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		₨ 22,011	₨ 38,381
Recognition of right-of-use liability on initial application of IFRS 16			1,335
Recognition of right-of-use liability during the year		2,393	238
Payment of principal portion of lease liabilities		(754)	(482)
Borrowings made during the year		48,269	29,831
Borrowings repaid during the year		(41,421)	(48,514)
Effect of changes in foreign exchange rates		(199)	1,132
Others			90
Closing balance		30,299	22,011
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	[1]	5,570	26,256
Recognition of right-of-use liability on initial application of IFRS 16	[1]		1,335
Recognition of right-of-use liability during the year	[1]	2,393	238
Payment of principal portion of lease liabilities	[1]	(754)	(482)
Borrowings made during the year	[1]	3,800	0
Borrowings repaid during the year	[1]	(3,743)	(22,918)
Effect of changes in foreign exchange rates	[1]	(103)	1,051
Others	[1]		90
Closing balance	[1]	7,163	5,570
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		16,441	12,125
Recognition of right-of-use liability on initial application of IFRS 16			0
Recognition of right-of-use liability during the year		0	0
Payment of principal portion of lease liabilities		0	0
Borrowings made during the year		44,469	29,831
Borrowings repaid during the year		(37,678)	(25,596)
Effect of changes in foreign exchange rates		(96)	81
Others			0
Closing balance		₨ 23,136	₨ 16,441

[1]	Includes current portion.